DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurement at December 31, 2021
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current and non-current assets
Other current financial assets	—	961,705	—	961,705
Other non-current financial assets	—	281,337,127	—	281,337,127
Total assets	—	282,298,832	—	282,298,832
Liabilities
Current and non-current liabilities
Other current financial liabilities	—	758,663	—	758,663
Other non-current financial liabilities	—	—	—	—
Total liabilities	—	758,663	—	758,663

	Fair Value Measurement at December 31, 2020
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	—	—	—
Other non-current financial assets	—	150,983,295	—	150,983,295
Total assets	—	150,983,295	—	150,983,295
Liabilities
Current liabilities
Other current financial liabilities	—	1,217,322	—	1,217,322
Other non-current financial liabilities	—	51,568,854	—	51,568,854
Total liabilities	—	52,786,176	—	52,786,176